FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional principal	$ 775,000
Interest rate swap
Derivative [Line Items]
Notional principal	$ 775,000	$ 635,000